CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Cash Flows From Operating Activities
Net income	$ 739,323	$ 663,671	$ 1,270,353
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes	(309,000)	285,000	877,000
Deferred revenue	3,354,167
Realized (gain) loss on sale of marketable securities	(182,870)	5,572	18,606
Loss on disposition of property and equipment	4,291	316,021	4,215
Depreciation and amortization	1,721,850	1,636,561	1,574,913
Amortization of deferred charges	468,607	456,524	334,261
Other assets - deferred charges	(290,615)	(636,402)	(137,260)
- unbilled receivables	(450,739)	(282,265)	(613,544)
- unbilled receivable - bad debts	66,265	324,536	5,103
- receivables	30,000	30,000	30,000
Changes in:
Receivables	(1,489)	(32,932)	(11,728)
Receivable to temporarily vacate lease	(1,250,000)
Prepaid expenses	(62,724)	(100,937)	(22,759)
Income taxes refundable	129,066	(325,072)	315,577
Accounts payable	86,582	(27,415)	(57,510)
Payroll and other accrued liabilities	80,881	581,205	(84,394)
Income taxes payable		(79,362)	79,362
Other taxes payable	1,239	831	911
Net cash provided by operating activities	4,134,834	2,815,536	3,583,106
Cash Flows From Investing Activities
Acquisition of property and equipment	(3,550,674)	(3,327,668)	(1,147,616)
Security deposits	(285,810)	51,950	67,243
Marketable securities:
Receipts from sales or maturities	1,248,412	621,809	551,949
Payments for purchases	(57,377)	(555,218)	(1,007,543)
Net cash (used) by investing activities	(2,645,449)	(3,209,127)	(1,535,967)
Cash Flows From Financing Activities
Decrease - security deposits payable	(91,081)	(123,232)	(17,023)
Payments - mortgage and other debt payments	(170,262)	(158,662)	(3,346,267)
Net cash (used) by financing activities	(261,343)	(281,894)	(3,363,290)
Net increase (decrease) in cash and cash equivalents	1,228,042	(675,485)	(1,316,151)
Cash and cash equivalents at beginning of year	664,718	1,340,203	2,656,354
Cash and cash equivalents at end of year	1,892,760	664,718	1,340,203
Non-cash investing and financing activities - disposal of fully depreciated property and equipment			$ 2,364,440